Debt - Summary of Finance Cost and Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Finance income	$ 23,628	$ 17,939	$ 13,000
Finance cost	(35,850)	(35,223)	(37,024)
Interest income on short-term bank deposits [member]
Disclosure of detailed information about borrowings [line items]
Finance income	1,670	1,499	675
Interest income on investment [member]
Disclosure of detailed information about borrowings [line items]
Finance income	21,958	16,440	12,325
Interests expense on bank loans [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	(34,687)	(32,599)	(32,647)
Interest on factoring [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	$ (1,163)	$ (2,624)	$ (4,377)